Trade and other payables - Components (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022
Trade and other payables
Trade payables		£ 357	£ 351
Social security and other taxes		95	88
Other payables		94	126
Accruals		322	341
Contract liabilities		254	259
Deferred consideration		17	21
Contingent consideration		76	70
Total		1,215	1,256
Analysed as follows:
Other payables		31	51
Deferred consideration			1
Contingent consideration		40	38
Total non-current portion	[1]	71	90
Current portion	[1]	1,144	1,166
Total		1,215	1,256
Put option liability		£ 32	45
Measurement period adjustments
Trade and other payables
Accruals			4	£ 5
Total			13
Analysed as follows:
Other payables			9
Total non-current portion				£ 11
Total			£ 13

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).